9. Income Taxes (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013
Income Taxes Details
Net operating loss carry forwards	$ 17,824	$ 17,201
Valuation Allowance	(17,824)	(17,201)
Net Deferred Tax Assets